Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Recoverable Taxes

	December 31, 2024	December 31, 2023	December 31, 2022

Recoverable value-added tax (“VAT”)	$32,763,309	$33,733,662	$18,440,884
Recoverable income taxes	20,014,044	—	9,531,645
Recoverable dividend tax	-	—	1,818,971
Other recoverable taxes	55,292	131,159	296,973

	$52,832,645	$33,864,821	$30,088,473